The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licesned for use by U.S. Bank Global Fund Services.

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the period, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument.  Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments.  The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, options written, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models.  The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments.  These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange.  These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  These instruments are normally valued using pricing vendors.  Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models.  The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above.  In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable.  In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security.  To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board.  These methodologies may require subjective judgments and determinations about the value of a particular security.  When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2023:

GuideMark® Large Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$619,696,919	$-	0	$619,696,919
Investment Companies	21,795,589	-	-	21,795,589
Real Estate Investment Trusts	6,531,019	-	-	6,531,019
Short Term Investments	3,022,531	-	-	3,022,531
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	76,253,651
Total Investments in Securities	$651,046,058	$-	$-	727,299,709

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Common Stock
Balance as of April 1, 2023				$0
Purchases				-
Sales proceeds and paydowns				-
Accreted discounts, net				-
Corporate Actions				-
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				-
Transfers into/(out of) Level 3				-
Balance as of June 30, 2023				$0
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at June 30, 2023.				$0

GuideMark® Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$370,153	$2,922,297	$-	$3,292,450
Consumer Discretionary	884,982	4,641,261	-	5,526,243
Consumer Staples	980,275	3,176,872	0	4,157,147
Energy	339,123	2,270,297	0	2,609,420
Financials	958,480	6,219,511	0	7,177,991
Health Care	-	1,883,667	-	1,883,667
Industrials	274,841	2,771,988	-	3,046,829
Information Technology	135,218	9,580,463	-	9,715,681
Materials	696,974	1,946,999	0	2,643,973
Real Estate	-	604,681	9,675	614,356
Utilities	224,246	381,603	-	605,849
Total Common Stocks	4,864,293	36,399,638	9,675	41,273,606
Investment Companies	2,901,386	-	-	2,901,386
Preferred Stocks	-	-	-
Consumer Discretionary	-	77,588	-	77,588
Energy	315,173	-	-	315,173
Financials	346,773	-	-	346,773
Information Technology	-	179,248	-	179,248
Materials	179,319	-	-	179,319
Utilities	155,724	-	-	155,724
Total Preferred Stocks	996,989	256,836	-	1,253,825
Real Estate Investment Trusts	53,988	-	-	53,988
Short Term Investments	201,907	-	-	201,907
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	1,770,276
Total Investments in Securities	$8,964,575	$36,656,474	$9,675	$47,454,988

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Common Stock
Balance as of April 1, 2023				$22,633
Purchases				-
Sales proceeds and paydowns				(212,401)
Accreted discounts, net				-
Corporate Actions				-
Realized gain (loss)				(861,684)
Change in unrealized appreciation (depreciation)				1,061,127
Transfers into/(out of) Level 3				-
Balance as of June 30, 2023				$9,675
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at June 30, 2023.				$1,061,127

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$92,324,195	$-	$6,710	$92,330,905
Investment Companies	3,307,747	-	-	3,307,747
Real Estate Investment Trusts	4,021,054	-	-	4,021,054
Short Term Investments	526,076	-	-	526,076
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	33,081,489
Total Investments in Securities	$100,179,072	$-	$6,710	$133,267,271

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Common Stocks
Balance as of April 1, 2023				$6,710
Purchases				-
Sales proceeds and paydowns				-
Accreted discounts, net				-
Corporate Actions				-
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				-
Transfers into/(out of) Level 3				-
Balance as of June 30, 2023				$6,710
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at June 30, 2023.				$-

GuideMark® World ex-US Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$-	$3,365,729	$-	$3,365,729
Consumer Discretionary	698,368	15,318,410	-	16,016,778
Consumer Staples	2,054,289	10,502,013	-	12,556,302
Energy	2,360,982	4,970,072	-	7,331,054
Financials	2,931,601	15,772,713	-	18,704,314
Health Care	285,259	12,743,240	-	13,028,499
Industrials	1,391,767	17,860,614	-	19,252,381
Information Technology	1,047,540	5,822,564	-	6,870,104
Materials	984,431	5,303,433	-	6,287,864
Real Estate	79,005	607,778	-	686,783
Utilities	107,971	1,363,965	-	1,471,936
Total Common Stocks	11,941,213	93,630,531	-	105,571,744
Investment Companies	3,582,491	-	-	3,582,491
Preferred Stocks	-	503,747	-	503,747
Real Estate Investment Trusts	-	39,283	-	39,283
Short Term Investments	492,046	-	-	492,046
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	3,760,448
Total Investments in Securities	$16,015,750	$94,173,561	$-	$113,949,759

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$-	$13,365,575	$-	$13,365,575
Collateralized Mortgage Obligations	-	26,821,143	-	$26,821,143
Corporate Obligations	-	42,797,143	-	$42,797,143
Foreign Government Debt Obligations	-	1,257,846	-	$1,257,846
Mortgage Backed Securities - U.S. Government Agency	-	63,643,026	-	$63,643,026
Municipal Debt Obligations	-	3,162,913	-	$3,162,913
U.S. Treasury Obligations	-	41,218,959	-	$41,218,959
Total Fixed Income	-	192,266,605	-	192,266,605
Short Term Investments	4,254,406	-	-	4,254,406
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	3,132,400
Total Investments in Securities	$4,254,406	$192,266,605	$-	$199,653,411

Other Financial Instruments**
Futures	$123,913	$-	$-	$123,913
Swaps	-	232,848	-	232,848

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, options written and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument, while options written are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$1,006,348,803	$-	$-	$1,006,348,803
Short Term Investments	9,964,532	-	-	$9,964,532
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	$146,825,859
Total Investments in Securities	$1,016,313,335	$-	$-	$1,163,139,194

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$428,857,057	$-	$-	$428,857,057
Short Term Investments	4,455,174	-	-	$4,455,174
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	$45,458,407
Total Investments in Securities	$433,312,231	$-	$-	$478,770,638

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Tactical Allocation Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$373,581,210	$-	$-	$373,581,210
Investment Companies	143,064,610	-	-	$143,064,610
Short Term Investments	9,818,209	-	-	$9,818,209
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	$32,394,671
Total Investments in Securities	$526,464,029	$-	$-	$558,858,700

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Absolute Return Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$212,752,885	$-	$-	$212,752,885
Short Term Investments	2,092,968	-	-	$2,092,968
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	48,713,013
Total Investments in Securities	$214,845,853	$-	$-	$263,558,866

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Multi-Asset Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$86,320,114	$-	$-	$86,320,114
Short Term Investments	918,196	-	-	$918,196
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	$19,297,194
Total Investments in Securities	$87,238,310	$-	$-	$106,535,504

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Flexible Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$269,150,950	$-	$-	$269,150,950
Short Term Investments	11,878,742	-	-	$11,878,742
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	$44,422,500
Total Investments in Securities	$281,029,692	$-	$-	$325,452,192

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Managed Futures Strategy Fund

	Level 1	Level 2	Level 3	Total

Short Term Investments	$32,481,628	$429,690,286		$462,171,914
Total Investments in Securities	$32,481,628	$429,690,286	$-	$462,171,914

Other Financial Instruments*
Futures	$15,009,686	$-	$-	$15,009,686
Forward Currency Contracts	$-	$532,049	$-	$532,049

*Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures and forward currency contracts. Futures and forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath® Conservative Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$10,737,226	$-	$-	$10,737,226
Short Term Investments	7,925,437	1,966,415	-	9,891,852
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	4,833,275
Total Investments in Securities	$18,662,663	$1,966,415	$-	$25,462,353

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$67,448,270	$-	$-	$67,448,270
Short Term Investments	2,058,951	-	-	2,058,951
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	18,060,820
Total Investments in Securities	$69,507,221	$-	$-	$87,568,041

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth & Income Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$29,639,906	$-	$-	$29,639,906
Investment Companies	29,338,181	-	-	29,338,181
Short Term Investments	17,009,078	8,842,218	-	25,851,296
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	7,032,234
Total Investments in Securities	$75,987,165	$8,842,218	$-	$91,861,617

Other Financial Instruments**
Futures	$441,138	$-	$-	$441,138
Options Written	(60,240)	-	-	(60,240)

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options. Futures are reflected as unrealized appreciation (depreciation) on the instrument, while options written are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

The GuidePath® Flexible Income Allocation Fund owned 5% or more of the voting securities of the following company during the period ended June 30, 2023. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2023	Purchases	Sales	Realized Gain (Loss)
iShares MSCI Kokasui ETF[1]	$10,010,370	$102,406	$(10,170,759)	$341,750
	$10,010,370	$102,406	$(10,170,759)	$341,750

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of June 30, 2023	Share Balance as of June 30, 2023
iShares MSCI Kokasui ETF[1]	$(283,767)	$-	$-	-
	$(283,767)	$-	$-	-
1No longer an affiliate as of June 30, 2023.